FINANCIAL INSTRUMENTS - Gains (Losses) on Non-hedge Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	$ 6	$ 12
Non-hedging contracts
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness	(5)	0
Gains (losses) on change in fair value of derivatives	11	12
Gold
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	4	2
Silver
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	7	6
Copper
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	(1)	0
Fuel
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	0	5
Currency contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	$ 1	$ (1)